UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment 			[ ]; Amendment Number:
This Amendment (Check only one):		[ ] is a restatement.
 						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Coghill Capital Management, LLC
Address:	One North Wacker Drive
 		Suite 3605
 		Chicago, Illinois 60606

Form 13F File Number:  028-10376

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Clint D. Coghill
Title:         Chief Investment Officer
Phone:         312-324-2000

Signature, Place, and Date of Signing:

  /s/ Clint D. Coghill        Chicago, Illinois            February 14, 2013
--------------------------  ---------------------------   ------------------
   [Signature]                  [City, State]                  [Date]

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Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		22
Form 13F Information Table Value Total:		136,034
	(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

NONE

---NAME OF---	TITLE OF	-CUSIP-		VALUE-	SHARES/		SECURTY	DISCR-	OTHER   VOTING
---ISSUER----	-CLASS-		-------		X$1000	PRN AMT		TYPE	ETION	MGRS	AUTHORITY
AUTOBYTEL INC	COM          	05275N205	  5844	  1468337	Sh  	Sole	None	Sole
GENERAL MOLY 	COM          	370373102	 33132	  8262384	Sh  	Sole	None	Sole
GROUPON INC  	COM          	399473107	  1064	   219010	Sh  	Sole	None	Sole
HOLLYWOOD MED	COM          	436233100	  2770	  2051892	Sh  	Sole	None	Sole
INTRALINKS HO	COM          	46118H104	  1274	   206427	Sh  	Sole	None	Sole
KULICKE & SO	COM          	501242101	  3817	   318370	Sh  	Sole	None	Sole
MERCER INTERN	COM          	588056101	  1645	   229808	Sh  	Sole	None	Sole
PERION NETWOR	COM          	M78673106	  5074	   567616	Sh  	Sole	None	Sole
POWER SOLUTIO	COM          	M786739A6	  2023	   125000	Sh  	Sole	None	Sole
RENTECH INC  	COM          	760112102	  6788	  2581100	Sh  	Sole	None	Sole
RUDOLPH TECHN	COM          	781270103	  1479	   110021	Sh  	Sole	None	Sole
STARTEK INC  	COM          	85569C107	  2515	   624105	Sh  	Sole	None	Sole
ZYNGA INC - C	COM          	98986T108	  1298	   550000	Sh  	Sole	None	Sole
BOSTON BEER C	COM    		100557107	 13324	    99100	PUT 	Sole	None	Sole
ISHARES MSCI 	COM    		464286848	  3890	   399000	PUT 	Sole	None	Sole
ISHARES RUSSE	COM    		464287655	  7589	    90000	PUT 	Sole	None	Sole
KULICKE & SO	COM    		501242101	 20755	  1731000	CALL	Sole	None	Sole
NETFLIX INC  	COM    		64110L106	  2278	    24600	PUT 	Sole	None	Sole
POLYCOM INC  	COM    		73172K104	   825	    78900	CALL	Sole	None	Sole
STURM RUGER 	COM    		864159108	  3904	    86000	PUT 	Sole	None	Sole
TYLER TECHNOL	COM    		902252105	  8719	   180000	PUT 	Sole	None	Sole
ZILLOW INC-CL	COM    		98954A107	  6027	   217200	PUT 	Sole	None	Sole